Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor All-Weather Inflation Focus ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGER
Harbor Disruptive Innovation ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INNO
Harbor Long-Term Growers ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WINN
Harbor Scientific Alpha High-Yield ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHY
Harbor Scientific Alpha Income ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIFI